Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data [Abstract]
Quarterly Financial Data (Unaudited)
Quarterly Financial Data (Unaudited)

Equity Residential
The following unaudited quarterly data has been prepared on the basis of a December 31 year-end. All amounts have also been restated in accordance with the guidance on discontinued operations and reflect dispositions and/or properties held for sale through March 31, 2012. Amounts are in thousands, except for per share amounts.

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2011	3/31	6/30	9/30	12/31
Total revenues (1)	$466,356	$484,290	$504,496	$514,127
Operating income (1)	115,953	141,104	147,850	159,953
(Loss) income from continuing operations (1)	(8,913)	16,298	32,287	36,771
Discontinued operations, net (1)	141,979	565,455	80,690	70,630
Net income *	133,066	581,753	112,977	107,401
Net income available to Common Shares	123,865	552,457	104,382	99,016
Earnings per share – basic:
Net income available to Common Shares	$0.42	$1.88	$0.35	$0.33
Weighted average Common Shares outstanding	292,895	294,663	295,831	295,990
Earnings per share – diluted:
Net income available to Common Shares	$0.42	$1.85	$0.35	$0.33
Weighted average Common Shares outstanding	292,895	312,199	312,844	312,731

(1)
The amounts presented for 2011 are not equal to the same amounts previously reported in the Form 10-K filed with the SEC on February 24, 2012 as a result of changes in discontinued operations due to additional property sales which occurred throughout the first three months of 2012. Below is a reconciliation to the amounts previously reported in the Form 10-K:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2011	3/31	6/30	9/30	12/31
Total revenues previously reported in 2011 Form 10-K	$471,230	$489,353	$509,623	$519,257
Total revenues subsequently reclassified to discontinued operations	(4,874)	(5,063)	(5,127)	(5,130)
Total revenues disclosed in Form 8-K	$466,356	$484,290	$504,496	$514,127

Operating income previously reported in 2011 Form 10-K	$117,910	$143,295	$149,979	$162,148
Operating income subsequently reclassified to discontinued operations	(1,957)	(2,191)	(2,129)	(2,195)
Operating income disclosed in Form 8-K	$115,953	$141,104	$147,850	$159,953

(Loss) income from continuing operations previously reported in 2011 Form 10-K	$(7,569)	$18,185	$34,416	$38,966
Income from continuing operations subsequently reclassified to discontinued operations	(1,344)	(1,887)	(2,129)	(2,195)
(Loss) income from continuing operations disclosed in Form 8-K	$(8,913)	$16,298	$32,287	$36,771

Discontinued operations, net previously reported in 2011 Form 10-K	$140,635	$563,568	$78,561	$68,435
Discontinued operations, net from properties sold subsequent to the respective reporting period	1,344	1,887	2,129	2,195
Discontinued operations, net disclosed in Form 8-K	$141,979	$565,455	$80,690	$70,630

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2010	3/31	6/30	9/30	12/31
Total revenues (2)	$416,844	$434,499	$446,934	$455,967
Operating income (2)	95,837	95,644	102,631	74,578
(Loss) from continuing operations (2)	(22,381)	(13,921)	(2,276)	(49,721)
Discontinued operations, net (2)	80,237	24,010	32,102	247,933
Net income *	57,856	10,089	29,826	198,212
Net income available to Common Shares	51,863	6,343	25,166	185,870
Earnings per share – basic:
Net income available to Common Shares	$0.18	$0.02	$0.09	$0.65
Weighted average Common Shares outstanding	280,645	282,217	282,717	285,916
Earnings per share – diluted:
Net income available to Common Shares	$0.18	$0.02	$0.09	$0.65
Weighted average Common Shares outstanding	280,645	282,217	282,717	285,916

(2)
The amounts presented for 2010 are not equal to the same amounts previously reported in the Form 10-K filed with the SEC on February 24, 2012 as a result of changes in discontinued operations due to additional property sales which occurred throughout the first three months of 2012. Below is a reconciliation to the amounts previously reported in the Form 10-K:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2010	3/31	6/30	9/30	12/31
Total revenues previously reported in 2011 Form 10-K	$421,517	$439,258	$451,745	$460,748
Total revenues subsequently reclassified to discontinued operations	(4,673)	(4,759)	(4,811)	(4,781)
Total revenues disclosed in Form 8-K	$416,844	$434,499	$446,934	$455,967

Operating income previously reported in 2011 Form 10-K	$97,540	$97,590	$104,444	$76,503
Operating income subsequently reclassified to discontinued operations	(1,703)	(1,946)	(1,813)	(1,925)
Operating income disclosed in Form 8-K	$95,837	$95,644	$102,631	$74,578

(Loss) from continuing operations previously reported in 2011 Form 10-K	$(21,315)	$(12,607)	$(1,088)	$(48,416)
Income from continuing operations subsequently reclassified to discontinued operations	(1,066)	(1,314)	(1,188)	(1,305)
(Loss) from continuing operations disclosed in Form 8-K	$(22,381)	$(13,921)	$(2,276)	$(49,721)

Discontinued operations, net previously reported in 2011 Form 10-K	$79,171	$22,696	$30,914	$246,628
Discontinued operations, net from properties sold subsequent to the respective reporting period	1,066	1,314	1,188	1,305
Discontinued operations, net disclosed in Form 8-K	$80,237	$24,010	$32,102	$247,933
* The Company did not have any extraordinary items or cumulative effect of change in accounting principle during the years ended December 31, 2011 and 2010. Therefore, income before extraordinary items and cumulative effect of change in accounting principle is not shown as it was equal to the net income amounts disclosed above.

ERP Operating Limited Partnership

The following unaudited quarterly data has been prepared on the basis of a December 31 year-end. All amounts have also been restated in accordance with the guidance on discontinued operations and reflect dispositions and/or properties held for sale through March 31, 2012. Amounts are in thousands, except for per Unit amounts.

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2011	3/31	6/30	9/30	12/31
Total revenues (1)	$466,356	$484,290	$504,496	$514,127
Operating income (1)	115,953	141,104	147,850	159,953
(Loss) income from continuing operations (1)	(8,913)	16,298	32,287	36,771
Discontinued operations, net (1)	141,979	565,455	80,690	70,630
Net income *	133,066	581,753	112,977	107,401
Net income available to Units	129,640	578,215	109,124	103,521
Earnings per Unit – basic:
Net income available to Units	$0.42	$1.88	$0.35	$0.33
Weighted average Units outstanding	306,248	307,954	308,884	309,120
Earnings per Unit – diluted:
Net income available to Units	$0.42	$1.85	$0.35	$0.33
Weighted average Units outstanding	306,248	312,199	312,844	312,731

(1)
The amounts presented for 2011 are not equal to the same amounts previously reported in the Form 10-K filed with the SEC on February 24, 2012 as a result of changes in discontinued operations due to additional property sales which occurred throughout the first three months of 2012. Below is a reconciliation to the amounts previously reported in the Form 10-K:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2011	3/31	6/30	9/30	12/31
Total revenues previously reported in 2011 Form 10-K	$471,230	$489,353	$509,623	$519,257
Total revenues subsequently reclassified to discontinued operations	(4,874)	(5,063)	(5,127)	(5,130)
Total revenues disclosed in Form 8-K	$466,356	$484,290	$504,496	$514,127

Operating income previously reported in 2011 Form 10-K	$117,910	$143,295	$149,979	$162,148
Operating income subsequently reclassified to discontinued operations	(1,957)	(2,191)	(2,129)	(2,195)
Operating income disclosed in Form 8-K	$115,953	$141,104	$147,850	$159,953

(Loss) income from continuing operations previously reported in 2011 Form 10-K	$(7,569)	$18,185	$34,416	$38,966
Income from continuing operations subsequently reclassified to discontinued operations	(1,344)	(1,887)	(2,129)	(2,195)
(Loss) income from continuing operations disclosed in Form 8-K	$(8,913)	$16,298	$32,287	$36,771

Discontinued operations, net previously reported in 2011 Form 10-K	$140,635	$563,568	$78,561	$68,435
Discontinued operations, net from properties sold subsequent to the respective reporting period	1,344	1,887	2,129	2,195
Discontinued operations, net disclosed in Form 8-K	$141,979	$565,455	$80,690	$70,630

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2010	3/31	6/30	9/30	12/31
Total revenues (2)	$416,844	$434,499	$446,934	$455,967
Operating income (2)	95,837	95,644	102,631	74,578
(Loss) from continuing operations (2)	(22,381)	(13,921)	(2,276)	(49,721)
Discontinued operations, net (2)	80,237	24,010	32,102	247,933
Net income *	57,856	10,089	29,826	198,212
Net income available to Units	54,486	6,656	26,397	194,802
Earnings per Unit – basic:
Net income available to Units	$0.18	$0.02	$0.09	$0.65
Weighted average Units outstanding	294,450	295,898	296,348	299,363
Earnings per Unit – diluted:
Net income available to Units	$0.18	$0.02	$0.09	$0.65
Weighted average Units outstanding	294,450	295,898	296,348	299,363

(2)
The amounts presented for 2010 are not equal to the same amounts previously reported in the Form 10-K filed with the SEC on February 24, 2012 as a result of changes in discontinued operations due to additional property sales which occurred throughout the first three months of 2012. Below is a reconciliation to the amounts previously reported in the Form 10-K:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2010	3/31	6/30	9/30	12/31
Total revenues previously reported in 2011 Form 10-K	$421,517	$439,258	$451,745	$460,748
Total revenues subsequently reclassified to discontinued operations	(4,673)	(4,759)	(4,811)	(4,781)
Total revenues disclosed in Form 8-K	$416,844	$434,499	$446,934	$455,967

Operating income previously reported in 2011 Form 10-K	$97,540	$97,590	$104,444	$76,503
Operating income subsequently reclassified to discontinued operations	(1,703)	(1,946)	(1,813)	(1,925)
Operating income disclosed in Form 8-K	$95,837	$95,644	$102,631	$74,578

(Loss) from continuing operations previously reported in 2011 Form 10-K	$(21,315)	$(12,607)	$(1,088)	$(48,416)
Income from continuing operations subsequently reclassified to discontinued operations	(1,066)	(1,314)	(1,188)	(1,305)
(Loss) from continuing operations disclosed in Form 8-K	$(22,381)	$(13,921)	$(2,276)	$(49,721)

Discontinued operations, net previously reported in 2011 Form 10-K	$79,171	$22,696	$30,914	$246,628
Discontinued operations, net from properties sold subsequent to the respective reporting period	1,066	1,314	1,188	1,305
Discontinued operations, net disclosed in Form 8-K	$80,237	$24,010	$32,102	$247,933
* The Operating Partnership did not have any extraordinary items or cumulative effect of change in accounting principle during the years ended December 31, 2011 and 2010. Therefore, income before extraordinary items and cumulative effect of change in accounting principle is not shown as it was equal to the net income amounts disclosed above.